Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-12-31 - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date		Dec. 31, 2025
Erroneous Compensation Analysis		On January 22, 2026, management determined that we were required to correct in the 2025 Form 10-K certain immaterial errors in our previously reported 2024 consolidated financial statements that we identified during the fourth quarter of 2025, primarily related to bad debt expense and revenue. This impacted full year 2024 revenue at Liberty Puerto Rico by $10 million and adjusted OIBDA by $29 million, and fourth quarter 2024 revenue by $2 million and adjusted OIBDA by $9 million, and we have restated our 2024 numbers to reflect these corrections.
Stock Price or TSR Estimation Method		As disclosed previously in our 2025 proxy statement, the revenue contribution of an operation that does not meet its minimum revenue performance threshold would be capped at zero, and the negative contribution of an operating company with negative OFCF would also be capped at zero. Liberty Puerto Rico’s 2024 revenue and OFCF contributions for the 2024 bonus calculation were negative before the corrections were made, resulting in Liberty Puerto Rico’s contributions to the 2024 bonus being capped at zero. As a result, these corrections did not impact the 2024 bonuses that were paid to our NEOs and there was no erroneously-awarded compensation to recover pursuant to our Nasdaq recoupment policy.
Restatement does not require Recovery		As disclosed previously in our 2025 proxy statement, the revenue contribution of an operation that does not meet its minimum revenue performance threshold would be capped at zero, and the negative contribution of an operating company with negative OFCF would also be capped at zero. Liberty Puerto Rico’s 2024 revenue and OFCF contributions for the 2024 bonus calculation were negative before the corrections were made, resulting in Liberty Puerto Rico’s contributions to the 2024 bonus being capped at zero. As a result, these corrections did not impact the 2024 bonuses that were paid to our NEOs and there was no erroneously-awarded compensation to recover pursuant to our Nasdaq recoupment policy.
Restatement Adjustment, Decrease to Revenue	$ 2		$ 10
Restatement Adjustment, Decrease to OIBDA	$ 9		$ 29